Long-term debt - Schedule of Short-term Debt (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Debt and Capital Lease Obligations		$ 76,696	$ 62,447
Emer Other Financing [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations		1,129	2,019
Prins Other Financing [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations		$ 1,424	1,269
Line of Credit Facility, Maximum Borrowing Capacity | €	€ 2,000,000
Debt Instrument, Description of Variable Rate Basis	3 month Euribor
Basis spread on variable rate debt	3.50%	3.60%
Percentage Of Borrowings Under Account Receivables	60.00%
Other Financing [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations		$ 93	24
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations		$ 2,646	3,312
Minimum [Member] | Emer Other Financing [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	1.01%	1.01%
Maximum [Member] | Emer Other Financing [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	2.90%	2.90%
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations		$ 1,394	$ 794
Capital Lease Obligations [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	3.10%	3.10%
Capital lease term	3 years
Capital Lease Obligations [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	4.90%	4.90%
Capital lease term	5 years